Cover	Aug. 06, 2021	Jun. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2021
Entity Registrant Name	X4 PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38295
Entity Tax Identification Number	27-3181608
Entity Address, Address Line One		61 North Beacon Street,
Entity Address, Address Line Two		4th Floor
Entity Address, City or Town		Boston,
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02134
City Area Code	857
Local Phone Number	529-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XFOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001501697
Amendment Flag	false